Net Investment in Finance and Sales-type Leases	12 Months Ended
Dec. 31, 2011
Net Investment in Finance and Sales-type Leases
Net Investment in Finance and Sales-type Leases

Note J—Net Investment in Finance and Sales-type Leases

        The following table lists the components of the net investment in finance and sales-type leases:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Total lease payments to be received	$86,592	$59,234
Estimated residual values of leased flight equipment (unguaranteed)	46,857	29,543
Less: Unearned income	(28,615)	(21,157)

	$104,834	$67,620
Less: Allowance for credit losses	(23,088)	—

Net investment in finance and sales-type leases	$81,746	$67,620

        At December 31, 2011, minimum future lease payments on finance and sales-type leases are as follows:

(Dollars in thousands)
2012	$19,505
2013	17,442
2014	14,509
2015	12,375
2016	10,931
Thereafter	11,830

Total minimum lease payments to be received	$86,592

        We had the following activity in our allowance for credit losses on net investment in finance and sales-type leases:

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—
Recoveries	—

Balance at December 31, 2011	$23,088